UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-719

The Value Line Premier Growth Fund, Inc.
----------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2005

Item 1: Schedule of Investments.

Value Line Premier Growth Fund, Inc.
Schedule of Investments (unaudited)                           September 30, 2005
--------------------------------------------------------------------------------
                                                                      Value
Shares                                                            (in thousands)
--------------------------------------------------------------------------------

COMMON STOCKS (95.2%)

              ADVERTISING (0.6%)
       28,500 Harte-Hanks, Inc.                                 $         753
        9,000 Omnicom Group, Inc.                                         753
       17,000 R.H. Donnelley Corp.*                                     1,075
                                                                --------------
                                                                        2,581

              AEROSPACE/DEFENSE (2.0%)
       28,000 Armor Holdings, Inc.*                                     1,204
       18,000 Aviall, Inc.*                                               608
       16,500 DRS Technologies, Inc.                                      814
       28,500 Engineered Support Systems, Inc.                          1,170
       20,200 Esterline Technologies Corp.*                               765
       11,000 L-3 Communications Holdings, Inc.                           870
       23,800 Precision Castparts Corp.                                 1,264
       19,600 Rockwell Collins, Inc.                                      947
       25,000 Teledyne Technologies, Inc.*                                862
                                                                --------------
                                                                        8,504

              APPAREL (0.9%)
       19,900 Jos. A. Bank Clothiers, Inc.*                               860
       30,000 Phillips-Van Heusen Corp.                                   931
       19,800 Polo Ralph Lauren Corp.                                     996
       14,000 V.F. Corp.                                                  811
                                                                --------------
                                                                        3,598

              AUTO & TRUCK (0.4%)
       38,000 Oshkosh Truck Corp.                                       1,640

              AUTO PARTS (0.8%)
       19,000 Autoliv, Inc.                                               827
       15,600 BorgWarner, Inc.                                            881
        6,000 Eaton Corp.                                                 381
       20,000 Johnson Controls, Inc.                                    1,241
                                                                --------------
                                                                        3,330

              BANK (3.1%)
       13,100 Banco Itau Holding Financeira S.A. (ADR)                  1,554
       33,000 Bancolombia S.A. (ADR)                                      724
       25,000 Bank of Hawaii Corp.                                      1,231
       14,000 BankcorpSouth, Inc.                                         320
       11,000 City National Corp.                                         771
       36,000 Colonial BancGroup, Inc. (The)                              806
       21,000 Compass Bancshares, Inc.                                    962
       25,000 ICICI Bank Ltd. (ADR)                                       706
        7,200 M&T Bank Corp.                                              761
       22,867 North Fork Bankcorporation, Inc.                            583
       22,000 SVB Financial Group*                                      1,070
       12,000 UnionBanCal Corp.                                           837
       17,000 Webster Financial Corp.                                     764
       13,000 Wells Fargo & Co.                                           761
       17,000 Westamerica Bankcorporation                                 878
       16,000 Wilmington Trust Corp.                                      583
                                                                --------------
                                                                       13,311

              BANK - CANADIAN (0.1%)
        9,300 Bank of Montreal                                            463

              BANK - MIDWEST (0.7%)
       22,900 Associated Banc-Corp                                        698
       15,048 Commerce Bancshares, Inc.                                   775
       27,000 Huntington Bancshares, Inc.                                 607
       19,000 Marshall & Ilsley Corp.                                     826
                                                                --------------
                                                                        2,906

              BEVERAGE - ALCOHOLIC (0.2%)
       36,000 Constellation Brands, Inc. Class "A"*                       936

              BEVERAGE - SOFT DRINK (0.8%)
       29,000 Companhia de Bebidas das Americas (AmBev) (ADR)           1,078
       30,000 Hansen National Corp.*                                    1,412
       15,000 PepsiCo, Inc.                                               851
                                                                --------------
                                                                        3,341

              BIOTECHNOLOGY (1.0%)
       11,000 Amgen, Inc.*                                                876
       15,000 Genentech, Inc.*                                          1,263
       18,000 Techne Corp.*                                             1,026
       17,800 United Therapeutics Corp.*                                1,242
                                                                --------------
                                                                        4,407

              BUILDING MATERIALS (0.9%)
        8,000 Aleris International, Inc.*                                 220
       20,000 Jacobs Engineering Group, Inc.*                           1,348
        2,700 NCI Building Systems, Inc.*                                 110
       24,000 Simpson Manufacturing Company, Inc.                         939
       15,800 Washington Group International, Inc.*                       851
        8,000 Watsco, Inc.                                                425
                                                                --------------
                                                                        3,893

              CANADIAN ENERGY (1.5%)
        9,200 Canadian Natural Resources, Inc.                            416
       15,000 Imperial Oil Ltd.                                         1,726
       23,000 Nexen, Inc.                                               1,096
       28,000 Suncor Energy, Inc.                                       1,695
       29,000 Talisman Energy, Inc.                                     1,416
                                                                --------------
                                                                        6,349

              CEMENT & AGGREGATES (0.6%)
        8,300 Eagle Materials, Inc.                                     1,007
       25,650 Florida Rock Industries, Inc.                             1,644
                                                                --------------
                                                                        2,651

              CHEMICAL - BASIC (0.6%)
        8,000 Lafarge North America, Inc.                                 541
        8,000 Martin Marietta Matels, Inc.                                627
       13,200 Potash Corp. of Saskatchewan, Inc.                        1,232
                                                                --------------
                                                                        2,400

              CHEMICAL - DIVERSIFIED (0.2%)
        4,400 Albemarle Corp.                                             166
       14,000 Monsanto Co.                                                878
                                                                --------------
                                                                        1,044

              CHEMICAL - SPECIALTY (1.3%)
       29,000 Airgas, Inc.                                                859
       24,000 Ecolab, Inc.                                                766
       30,000 Praxair, Inc.                                             1,438
       18,000 Sherwin-Williams Co. (The)                                  793
       13,000 Sigma-Aldrich Corp.                                         833
       36,800 Syngenta AG (ADR)*                                          773
                                                                --------------
                                                                        5,462

              COAL (1.3%)
       17,600 Consol Energy, Inc.                                       1,342
       34,500 Joy Global, Inc.                                          1,741
       26,600 Peabody Energy Corp.                                      2,244
                                                                --------------
                                                                        5,327

              COMPUTER & PERIPHERALS (0.6%)
       30,000 Hewlett-Packard Co.                                         876
       14,000 Logitech International S.A. (ADR)*                          571
       22,000 MICROS Systems, Inc.*                                       963
                                                                --------------
                                                                        2,410

              COMPUTER SOFTWARE & SERVICES (2.6%)
       30,000 ANSYS, Inc.*                                              1,155
       18,300 Anteon International Corp.*                                 782
       38,000 Autodesk, Inc.                                            1,765
       50,000 Cognizant Technology Solutions Corp. Class "A"*           2,329
        4,000 Hyperion Solutions Corp.*                                   195
       14,200 Infosys Technologies Ltd. (ADR)                           1,055
       29,000 Intergraph Corp.*                                         1,296
       25,200 Progress Software Corp.*                                    801
       25,000 SRA International, Inc. Class "A"*                          887
       22,000 Trident Microsystems, Inc.*                                 700
                                                                --------------
                                                                       10,965

              DIVERSIFIED COMPANIES (2.4%)
       30,000 American Standard Companies, Inc.                         1,396
       22,000 Ametek, Inc.                                                945
       21,300 Brink's Co. (The)                                           874
       21,400 Chemed Corp.                                                927
       15,800 Danaher Corp.                                               851
       24,000 ESCO Technologies, Inc.*                                  1,202
        9,600 Fortune Brands, Inc.                                        781
        8,600 ITT Industries, Inc.                                        977
       20,000 Pentair, Inc.                                               730
       11,500 Textron, Inc.                                               825
       15,000 United Technologies Corp.                                   778
                                                                --------------
                                                                       10,286

              DRUG (2.1%)
       16,000 Barr Pharmaceuticals, Inc.*                                 879
       26,000 Celgene Corp.*                                            1,412
       18,400 Covance, Inc.*                                              883
       12,700 Genzyme Corp.*                                              910
       21,000 Gilead Sciences, Inc. *                                   1,024
       27,000 Immucor, Inc.*                                              741
       11,000 Kos Pharmaceuticals, Inc.*                                  736
       16,000 Pharmaceutical Product Development, Inc.                    920
       40,000 Teva Pharmaceutical Industries Ltd. (ADR)                 1,337
                                                                --------------
                                                                        8,842

              E-COMMERCE (0.2%)
       16,500 Websense, Inc.*                                             845

              EDUCATIONAL SERVICES (0.2%)
       27,000 Education Management Corp.*                                 870

              ELECTRIC UTILITY - CENTRAL (1.0%)
       12,000 Entergy Corp.                                               892
       24,000 TXU Corp.                                                 2,709
        9,400 WPS Resources Corp.                                         543
                                                                --------------
                                                                        4,144

              ELECTRIC UTILITY - EAST (0.5%)
       15,000 Constellation Energy Group                                  924
       18,000 Exelon Corp.                                                962
        4,000 SCANA Corp.                                                 169
                                                                --------------
                                                                        2,055

              ELECTRIC UTILITY - WEST (0.4%)
       21,000 Black Hills Corp.                                           911
       18,500 Sempra Energy                                               870
                                                                --------------
                                                                        1,781

              ELECTRICAL EQUIPMENT (1.8%)
       60,000 Corning, Inc.*                                            1,160
       48,000 FLIR Systems, Inc.*                                       1,420
       24,000 Harman International Industries, Inc.                     2,454
       16,000 Thomas & Betts Corp.*                                       551
       31,500 Trimble Navigation Ltd.*                                  1,061
       27,700 WESCO International, Inc.*                                  938
                                                                --------------
                                                                        7,584
              ELECTRONICS (0.5%)
       20,400 Amphenol Corp. Class "A"                                    823
       26,500 Harris Corp.                                              1,108
                                                                --------------
                                                                        1,931

              ENTERTAINMENT TECHNOLOGY (0.3%)
        8,000 Activision, Inc.*                                           164
       38,000 Scientific Games Corp. Class "A"*                         1,178
                                                                --------------
                                                                        1,342

              ENVIRONMENTAL (0.6%)
       22,000 Republic Services, Inc.                                     776
       14,300 Stericycle, Inc.*                                           817
       22,000 Waste Connections, Inc.*                                    772
                                                                --------------
                                                                        2,365

              FINANCIAL SERVICES - DIVERSIFIED (2.8%)
       12,000 Affiliated Managers Group, Inc.*                            869
       10,700 BlackRock, Inc. Class "A"                                   948
       21,000 Brown & Brown, Inc.                                       1,043
       19,000 CIT Group, Inc.                                             858
       11,400 Commerce Group, Inc.                                        661
       14,100 Global Payments, Inc.                                     1,096
       18,300 HDFC Bank Ltd. (ADR)                                        937
       20,000 IndyMac Bancorp, Inc.                                       792
       22,000 Investment Technology Group, Inc.*                          651
       19,000 Principal Financial Group, Inc.                             900
       21,000 ProAssurance Corp.*                                         980
        3,900 Student Loan Corp. (The)                                    924
        1,300 White Mountains Insurance Group Ltd.                        785
       12,000 Wintrust Financial Corp.                                    603
                                                                --------------
                                                                       12,047

              FOOD PROCESSING (1.4%)
       16,000 Bunge Ltd.                                                  842
       24,000 Dean Foods Co.*                                             933
       37,500 Flowers Foods, Inc.                                       1,023
       14,000 Hershey Foods Corp.                                         788
        5,200 Smucker (J.M.) Co. (The)                                    252
       41,000 United Natural Foods, Inc.*                               1,450
       11,000 Wm. Wrigley Jr. Co.                                         791
                                                                --------------
                                                                        6,079

              FOOD WHOLESALERS (0.1%)
       17,000 Sysco Corp.                                                 533

              FURNITURE/HOME FURNISHINGS (0.4%)
       17,000 HNI Corp.                                                 1,024
        7,000 Mohawk Industries, Inc.*                                    561
                                                                --------------
                                                                        1,585

              GROCERY (0.3%)
        8,200 Whole Foods Market, Inc.                                  1,102

              HEALTH CARE INFO SYSTEMS (0.2%)
       10,000 Cerner Corp.*                                               869

              HOME APPLIANCE (0.5%)
       10,000 Black & Decker Corp.                                        821
       40,000 Toro Co. (The)                                            1,470
                                                                --------------
                                                                        2,291
              HOMEBUILDING (0.4%)
       25,600 Forest City Enterprises, Inc. Class "A"                     975
       13,500 St. Joe Co. (The)                                           843
                                                                --------------
                                                                        1,818

              HOTEL/GAMING (2.6%)
       25,000 Boyd Gaming Corp.                                         1,078
       18,000 Choice Hotels International, Inc.                         1,164
       19,200 Gaylord Entertainment Co.*                                  915
       16,000 GTECH Holdings Corp.                                        513
       12,000 Harrah's Entertainment, Inc.                                782
       12,700 Kerzner International Ltd.*                                 705
       28,000 MGM MIRAGE*                                               1,226
       64,000 Penn National Gaming, Inc.*                               1,991
       13,000 Starwood Hotels & Resorts Worldwide, Inc.                   743
       23,000 Station Casinos, Inc.                                     1,526
        8,000 WMS Industries, Inc.*                                       225
                                                                --------------
                                                                       10,868

              HOUSEHOLD PRODUCTS (0.7%)
       23,900 Church & Dwight Company, Inc.                               883
       22,000 Energizer Holdings, Inc.*                                 1,247
       11,000 Scotts Miracle-Gro Co. (The) Class "A"                      967
                                                                --------------
                                                                        3,097

              HUMAN RESOURCES (0.2%)
       28,000 Resources Connection, Inc.*                                 830

              INDUSTRIAL SERVICES (1.0%)
       36,250 Aaron Rents, Inc.                                           767
       15,000 C.H. Robinson Worldwide, Inc.                               962
       17,000 Expeditors International of Washington, Inc.                965
       25,000 UNOVA, Inc.*                                                875
       12,000 URS Corp.*                                                  485
                                                                --------------
                                                                        4,054

              INFORMATION SERVICES (1.2%)
        7,000 Arbitron, Inc.                                              279
       11,700 Corporate Executive Board Co. (The)                         912
       13,000 Dun & Bradstreet Corp. (The)*                               856
       24,000 Equifax, Inc.                                               839
       11,800 Getty Images, Inc.*                                       1,015
       20,000 Moody's Corp.                                             1,022
                                                                --------------
                                                                        4,923

              INSURANCE - LIFE (1.4%)
       20,000 AFLAC, Inc.                                                 906
       17,400 Delphi Financial Group, Inc. Class "A"                      814
       16,000 Genworth Financial, Inc. Class "A"                          516
       17,000 Manulife Financial Corp.                                    906
       19,000 MetLife, Inc.                                               947
       14,000 Prudential Financial, Inc.                                  946
        9,700 StanCorp Financial Group, Inc.                              817
                                                                --------------
                                                                        5,852

              INSURANCE - PROPERTY/CASUALTY (2.4%)
       15,000 Allstate Corp. (The)                                        829
       25,000 Assurant, Inc.                                              952
       37,125 Berkley (W.R.) Corp.                                      1,466
        8,700 Everest Re Group Ltd.                                       852
       29,700 Fidelity National Financial, Inc.                         1,322
       33,750 HCC Insurance Holdings, Inc.                                963
        2,300 Markel Corp.*                                               760
       13,200 Mercury General Corp.                                       792
       25,000 Old Republic International Corp.                            667
       18,000 RLI Corp.                                                   833
       15,700 Zenith National Insurance Corp.                             984
                                                                --------------
                                                                       10,420

              INTERNET (0.6%)
       20,000 eBay, Inc.*                                                 824
        5,000 Google, Inc. Class "A"*                                   1,582
                                                                --------------
                                                                        2,406

              MACHINERY (1.8%)
       16,700 Actuant Corp. Class "A"*                                    782
       18,000 Caterpillar, Inc.                                         1,058
       14,000 Donaldson Company, Inc.                                     427
       19,200 Gardner Denver, Inc.*                                       856
       28,125 Graco, Inc.                                                 964
       19,900 IDEX Corp.                                                  847
       25,000 JLG Industries, Inc.                                        915
       20,600 MSC Industrial Direct Company, Inc. Class "A"               683
       26,000 Roper Industries, Inc.                                    1,022
                                                                --------------
                                                                        7,554

              MANUFACTURED HOUSING/RECREATIONAL VEHICLE (0.1%)
       10,200 Winnebago Industries, Inc.                                  295

              MEDICAL SERVICES (5.0%)
       14,000 Aetna, Inc.                                               1,206
       23,000 Amedisys, Inc.*                                             897
       23,000 American Healthways, Inc.*                                  975
       24,000 Centene Corp.*                                              601
        8,000 CIGNA Corp.                                                 943
       23,000 Community Health Systems, Inc.*                             893
       13,800 Coventry Health Care, Inc.*                               1,187
       24,000 DaVita, Inc.*                                             1,106
       23,000 Humana, Inc.*                                             1,101
           16 Lumenis Ltd.*                                                 0
        5,000 Manor Care, Inc.                                            192
       12,700 PacifiCare Health Systems, Inc.*                          1,013
       21,200 Psychiatric Solutions, Inc.*                              1,150
       16,000 Quest Diagnostics, Inc.                                     809
       24,000 Renal Care Group, Inc.*                                   1,136
        7,100 SFBC International, Inc.*                                   315
       18,000 Sierra Health Services, Inc.*                             1,240
        6,000 Sunrise Senior Living, Inc.*                                400
       28,350 United Surgical Partners International, Inc.*             1,109
       27,880 UnitedHealth Group, Inc.                                  1,567
       34,400 VCA Antech, Inc.*                                           878
       14,700 WellChoice, Inc.*                                         1,116
       16,000 WellPoint, Inc.*                                          1,213
                                                                --------------
                                                                       21,047

              MEDICAL SUPPLIES (8.0%)
       28,500 Advanced Medical Optics, Inc.*                            1,082
        9,000 Alcon, Inc.                                               1,151
       25,000 ArthroCare Corp.*                                         1,006
       16,000 Bard (C.R.), Inc.                                         1,056
       13,000 Becton, Dickinson & Co.                                     682
       20,750 Biomet, Inc.                                                720
       15,700 Charles River Laboratories International, Inc.*             685
       23,500 Cooper Companies, Inc.                                    1,800
       23,600 Cytyc Corp.*                                                634
       46,000 Dade Behring Holdings, Inc.                               1,686
       18,500 DENTSPLY International, Inc.                                999
       18,500 Edwards Lifesciences Corp.*                                 822
       19,000 Fisher Scientific International, Inc.*                    1,179
       19,000 Haemonetics Corp.*                                          903
       56,000 Henry Schein, Inc.*                                       2,387
       20,800 Hologic, Inc.*                                            1,201
       20,500 Hospira, Inc.*                                              840
       12,000 IDEXX Laboratories, Inc.*                                   803
       24,000 Intuitive Surgical, Inc.*                                 1,759
       13,000 Johnson & Johnson                                           823
       20,000 Kyphon, Inc.*                                               879
       24,400 LCA-Vision, Inc.                                            906
       27,000 Owens & Minor, Inc.                                         792
       30,000 Palomar Medical Technologies, Inc.*                         787
       15,000 Patterson Companies, Inc.*                                  600
       23,000 PolyMedica Corp.                                            804
       13,000 ResMed, Inc.*                                             1,035
       34,000 Respironics, Inc.*                                        1,434
       28,000 St. Jude Medical, Inc.*                                   1,310
       22,700 Sybron Dental Specialties, Inc.*                            944
       20,000 Varian Medical Systems, Inc.*                               790
       20,000 Ventana Medical Systems, Inc.*                              761
       13,000 Zimmer Holdings, Inc.*                                      896
                                                                --------------
                                                                       34,156

              METAL FABRICATING (0.4%)
       36,600 Chicago Bridge & Iron Company N.V.                        1,138
       10,500 Harsco Corp.                                                688
                                                                --------------
                                                                        1,826

              METAL & MINING - DIVERSIFIED (0.1%)
       20,000 Allegheny Technologies, Inc.                                620

              NATURAL GAS - DISTRIBUTION (0.7%)
       23,000 AGL Resources, Inc.                                         854
       33,600 Southern Union Co.*                                         866
       38,000 UGI Corp.                                                 1,070
                                                                --------------
                                                                        2,790

              NATURAL GAS - DIVERSIFIED (3.0%)
       32,000 Energen Corp.                                             1,384
       30,000 Equitable Resources, Inc.                                 1,172
       10,400 Kinder Morgan, Inc.                                       1,000
       19,000 Newfield Exploration Co.*                                   933
       17,000 Questar Corp.                                             1,498
       52,000 Southwestern Energy Co.*                                  3,817
       19,000 Western Gas Resources, Inc.                                 973
       42,776 XTO Energy, Inc.                                          1,939
                                                                --------------
                                                                       12,716

              NEWSPAPER (0.5%)
       16,000 E.W. Scripps Co. (The) Class "A"                            800
       16,500 Lee Enterprises, Inc.                                       701
       10,700 McClatchy Co. Class "A"                                     698
                                                                --------------
                                                                        2,199

              OFFICE EQUIPMENT & SUPPLIES (0.2%)
       45,000 Staples, Inc.                                               959

              OILFIELD SERVICES/EQUIPMENT (0.6%)
       19,000 Cal Dive International, Inc.*                             1,205
       22,000 FMC Technologies, Inc.*                                     926
        4,000 Hydril*                                                     275
                                                                --------------
                                                                        2,406

              PACKAGING & CONTAINER (0.9%)
        4,000 AptarGroup, Inc.                                            199
       24,000 Ball Corp.                                                  882
       34,000 CLARCOR, Inc.                                               976
       43,200 Jarden Corp.*                                             1,774
                                                                --------------
                                                                        3,831

              PETROLEUM - INTEGRATED (2.8%)
       17,000 ConocoPhillips                                            1,188
       30,500 Denbury Resources, Inc.*                                  1,538
       23,400 Frontier Oil Corp.                                        1,038
       22,000 Murphy Oil Corp.                                          1,097
       16,000 Petroleo Brasileiro S.A. (ADR)*                           1,144
       37,000 Sasol (ADR)                                               1,432
       16,000 Sunoco, Inc.                                              1,251
       16,000 Tesoro Corp.                                              1,076
       19,923 Valero Energy Corp.                                       2,253
                                                                --------------
                                                                       12,017

              PETROLEUM - PRODUCING (3.8%)
       16,800 Apache Corp.                                              1,264
       18,000 Burlington Resources, Inc.                                1,464
       50,000 Chesapeake Energy Corp.                                   1,913
       20,200 Cimarex Energy Co.*                                         916
        6,000 Comstock Resources, Inc.*                                   197
       24,800 Enbridge, Inc.                                              792
       24,000 Precision Drilling Corp.*                                 1,181
       44,000 Range Resources Corp.                                     1,699
       15,500 Tenaris S.A. (ADR)                                        2,137
       49,000 Ultra Petroleum Corp.*                                    2,787
       29,000 Unit Corp.*                                               1,603
                                                                --------------
                                                                       15,953

              PHARMACY SERVICES (1.8%)
       40,000 Caremark Rx, Inc.*                                        1,997
       28,000 CVS Corp.                                                   812
       20,000 Express Scripts, Inc.*                                    1,244
       20,000 Longs Drug Stores Corp.                                     858
       18,000 Medco Health Solutions, Inc.*                               987
       15,000 Omnicare, Inc.                                              843
       20,000 Walgreen Co.                                                869
                                                                --------------
                                                                        7,610

              PUBLISHING (0.6%)
       16,700 Banta Corp.                                                 850
       25,200 Donnelley (R.R.) & Sons Co.                                 934
       17,000 McGraw-Hill Companies, Inc. (The)                           817
        2,200 Meredith Corp.                                              110
                                                                --------------
                                                                        2,711

              R.E.I.T. (1.3%)
       21,000 American Home Mortgage Investment Corp.                     636
       30,000 Brookfield Properties Corp.                                 884
        2,300 Essex Property Trust, Inc.                                  207
       20,000 General Growth Properties, Inc.                             899
        6,000 Global Signal, Inc.                                         268
       14,500 Pan Pacific Retail Properties, Inc.                         956
       17,000 Pennsylvania Real Estate Investment Trust                   717
       21,000 ProLogis                                                    931
                                                                --------------
                                                                        5,498

              RAILROAD (0.5%)
        9,450 Canadian National Railway Co.                               671
       15,000 Genesee & Wyoming, Inc. Class "A"*                          476
       39,000 Kansas City Southern*                                       909
                                                                --------------
                                                                        2,056

              RECREATION (0.7%)
       45,000 SCP Pool Corp.                                            1,572
       56,250 Shuffle Master, Inc.*                                     1,487
                                                                --------------
                                                                        3,059

              RESTAURANT (2.1%)
       33,750 Applebee's International, Inc.                              698
       24,000 Cheesecake Factory, Inc. (The)*                             750
       15,000 CKE Restaurants, Inc.                                       198
       27,000 Darden Restaurants, Inc.                                    820
       11,000 Jack in the Box, Inc.*                                      329
       14,500 P.F. Chang's China Bistro, Inc.*                            650
       16,500 Panera Bread Co. Class "A"*                                 844
       28,500 RARE Hospitality International, Inc.*                       732
       84,375 Sonic Corp.*                                              2,308
       18,000 Wendy's International, Inc.                                 813
       19,000 Yum! Brands, Inc.                                           920
                                                                --------------
                                                                        9,062

              RETAIL AUTOMOTIVE (0.5%)
       24,900 Advance Auto Parts, Inc.*                                   963
       33,600 O'Reilly Automotive, Inc.*                                  947
                                                                --------------
                                                                        1,910

              RETAIL BUILDING SUPPLY (0.7%)
       14,000 Fastenal Co.                                                855
       19,000 Lowe's Companies, Inc.                                    1,224
       19,200 Tractor Supply Co.*                                         876
                                                                --------------
                                                                        2,955

              RETAIL - SPECIAL LINES (3.4%)
        4,500 Aeropostale, Inc.*                                           96
       35,000 American Eagle Outfitters, Inc.                             824
       20,400 Barnes & Noble, Inc.                                        769
       25,500 bebe stores, Inc.                                           446
       21,000 Bed Bath & Beyond, Inc.*                                    844
       48,000 Chico's FAS, Inc.*                                        1,766
       50,000 Coach, Inc.*                                              1,568
       43,500 Coldwater Creek, Inc.*                                    1,097
       22,500 Dick's Sporting Goods, Inc.*                                677
       25,000 Guitar Center, Inc.*                                      1,380
       16,000 Men's Wearhouse, Inc. (The)*                                427
       23,000 Michaels Stores, Inc.                                       760
       19,000 Pantry, Inc. (The)*                                         710
       58,000 Quiksilver, Inc.*                                           838
       48,000 Urban Outfitters, Inc.*                                   1,411
       24,600 Zale Corp.*                                                 669
                                                                --------------
                                                                       14,282

              RETAIL STORE (1.6%)
       11,000 Federated Department Stores, Inc.                           736
       11,200 Neiman Marcus Group, Inc. (The) Class "A"                 1,119
       33,000 Nordstrom, Inc.                                           1,133
       20,000 J. C. Penney Company, Inc.                                  948
       15,400 Sears Holdings Corp.*                                     1,916
       15,000 Target Corp.                                                779
                                                                --------------
                                                                        6,631

              SECURITIES BROKERAGE (0.2%)
        8,000 Bear Stearns Companies, Inc.                                878

              SEMICONDUCTOR (0.2%)
       43,000 Motorola, Inc.                                              950


              SHOE (1.0%)
       30,200 Genesco, Inc.*                                            1,125
       25,000 K-Swiss, Inc. Class "A"                                     739
        9,000 NIKE, Inc. Class "B"                                        735
       23,000 Timberland Co. (The) Class "A"*                             777
       35,000 Wolverine World Wide, Inc.                                  737
                                                                --------------
                                                                        4,113

              STEEL - GENERAL (0.1%)
        5,000 IPSCO, Inc.                                                 357

              TELECOMMUNICATON SERVICES (1.4%)
       34,000 America Movil S.A. de C.V. Series "L" (ADR)                 895
       35,750 American Tower Corp. Class "A"*                             892
       25,500 AO VimpelCom (ADR)*                                       1,133
       29,000 Mobile TeleSystems (ADR)                                  1,180
       19,500 NII Holdings, Inc.*                                       1,647
                                                                --------------
                                                                        5,747

              TELECOMMUNICATIONS EQUIPMENT (0.5%)
       24,000 Comtech Telecommunications Corp.*                           995
       25,400 Marvell Technology Group Ltd.*                            1,171
                                                                --------------
                                                                        2,166
              THRIFT (1.3%)
       30,000 BankAtlantic Bancorp, Inc. Class "A"                        510
       13,000 Brookline Bancorp, Inc.                                     206
       13,000 FirstFed Financial Corp.*                                   700
       22,000 Golden West Financial Corp.                               1,307
       89,768 Hudson City Bancorp, Inc.                                 1,068
       33,880 Washington Federal, Inc.                                    764
       17,000 Westcorp                                                  1,001
                                                                --------------
                                                                        5,556

              TRUCKING/TRANSPORTATION LEASING (2.2%)
       14,500 CNF, Inc.                                                   761
       23,500 Forward Air Corp.                                           866
       32,500 Heartland Express, Inc.                                     661
       42,000 Hunt (J.B.) Transport Services, Inc.                        798
       29,800 Knight Transportation, Inc.                                 726
       35,400 Laidlaw International, Inc.                                 856
       76,000 Landstar System, Inc.                                     3,042
       36,650 Werner Enterprises, Inc.                                    634
       21,000 Yellow Roadway Corp.*                                       870
                                                                --------------
                                                                        9,214

              WATER UTILITY (0.3%)
       31,000 Aqua America, Inc.                                        1,179

              WIRELESS NETWORKING (0.5%)
       86,000 Alamosa Holdings, Inc.*                                   1,471
       12,700 Itron, Inc.*                                                580
                                                                --------------
                                                                        2,051

              TOTAL COMMON STOCKS AND
                 TOTAL INVESTMENT SECURITIES (95.2%)
                   (Cost $260,204,000)                              $ 402,691
                                                                ==============

   Principal
    Amount
(in thousands)
----------------------
REPURCHASE AGREEMENTS** (4.3%)
(including accrued interest)

$       8,600    With Morgan Stanley, 3.24%, dated 9/30/05, due 10/3/05,
                 delivery value $8,602,000 (collaterized by $8,410,000 U.S.
                 Treasury Notes 6.875%, due 5/15/06, with a value of $8,771,000)       $        8,601

        9,700    With UBS Warburg, LLC,  3.25%, dated 9/30/05, due 10/3/05, delivery value $9,703,000 (collaterized by $6,663,000 U.S.
                 Treasury Bonds 9.875%, due 11/15/15, with a value of $9,866,000)               9,701
                                                                                       ---------------
              TOTAL REPURCHASE AGREEMENTS (Cost $18,302,000)                           $       18,302
                                                                                       ---------------
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)                                           2,108
                                                                                       ---------------
NET ASSETS (100.0%)                                                                    $      423,101
                                                                                       ===============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   OUTSTANDING SHARE
   ($423,101,294 / 16,035,556 shares outstanding)                                      $        26.39
                                                                                       ===============

(ADR) - American Depository Receipts
*   Non-income producing.
** The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.


The Fund's unrealized appreciation/depreciation as of September 30, 2005 was as follows:

                                                                  Total Net
                                                                 Unrealized
 Total Cost        Appreciation            Depreciation         Appreciation
--------------------------------------------------------------------------------
 $ 278,506,000     $144,630,000            $(2,143,000)         $142,487,000
--------------------------------------------------------------------------------

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By     /s/ Jean B. Buttner
       --------------------------
       Jean B. Buttner, President

Date:  11/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Jean B. Buttner
       -------------------------------------------------------------------------
       Jean B. Buttner, President, Principal Executive Officer

By:    /s/ David T. Henigson
       -------------------------------------------------------------------------
       David T. Henigson, Vice President, Treasurer, Principal Financial Officer

Date:  11/28/05